Equity - reserves (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of reserves within equity [abstract]
Summary of tabular form of other reserves

	2024	2023	2022
	A$’000	A$’000	A$’000

Foreign currency reserve	(750)	(742)	(852)
Share-based payments reserve for Employee Share Option Plan	4,225	4,423	3,264

	3,475	3,681	2,412